Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) (Parentheticals) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 115,000	$ 190,000